AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.2%
Common Stocks — 95.3%
Australia — 7.0%
AGL Energy Ltd.	692,221	$ 8,960,801
Alumina Ltd.	304,229	487,211
Aristocrat Leisure Ltd.	196,796	4,079,188
ASX Ltd.	44,494	2,430,934
Aurizon Holdings Ltd.	859,377	3,424,809
BHP Group Ltd.	263,211	6,544,580
BHP Group PLC	226,272	4,817,695
BlueScope Steel Ltd.	90,024	732,607
Coles Group Ltd.	100,122	1,040,505
Commonwealth Bank of Australia	9,617	524,258
Fortescue Metals Group Ltd.	550,015	3,277,402
Goodman Group, REIT	1,030,916	9,885,513
Macquarie Group Ltd.	29,120	2,577,551
Magellan Financial Group Ltd.	219,785	7,639,005
Medibank Private Ltd.	248,284	570,202
Newcrest Mining Ltd.	74,215	1,733,960
Orica Ltd.	35,316	537,128
Origin Energy Ltd.	159,940	863,476
Rio Tinto Ltd.	60,004	3,765,486
Rio Tinto PLC	115,089	5,963,490
Santos Ltd.	1,988,663	10,418,067
Stockland, REIT	220,590	679,247
Treasury Wine Estates Ltd.	65,747	827,464
Vicinity Centres, REIT	293,345	509,913
Wesfarmers Ltd.	101,469	2,729,217
Woodside Petroleum Ltd.	81,850	1,785,754
Woolworths Group Ltd.	150,826	3,797,145
		90,602,608
Austria — 0.4%
OMV AG	60,622	3,256,023
Raiffeisen Bank International AG	80,679	1,874,067
		5,130,090
Belgium — 0.3%
Ageas	23,850	1,322,301
KBC Group NV	22,802	1,482,049
Solvay SA	6,668	692,332
		3,496,682
China — 0.8%
BOC Hong Kong Holdings Ltd.	1,472,000	5,008,190
Yangzijiang Shipbuilding Holdings Ltd.	7,822,900	5,443,621
		10,451,811
Denmark — 0.9%
Carlsberg A/S (Class B Stock)	9,483	1,401,919
H. Lundbeck A/S	50,127	1,662,405
Novo Nordisk A/S (Class B Stock)	154,604	7,956,508
		11,020,832
Finland — 0.7%
Metso OYJ	70,322	2,629,353
Neste OYJ	200,718	6,648,187
		9,277,540
	Shares	Value
Common Stocks (continued)
France — 9.6%
Air Liquide SA	38,735	$ 5,518,287
Airbus SE	52,447	6,809,137
Alstom SA	64,903	2,689,147
Amundi SA, 144A	7,702	537,385
Arkema SA	76,914	7,172,070
Atos SE	8,519	600,902
BNP Paribas SA	107,017	5,212,237
Capgemini SE	33,289	3,919,725
Cie de Saint-Gobain	44,274	1,738,379
Cie Generale des Etablissements Michelin SCA	14,759	1,646,152
Credit Agricole SA	107,678	1,307,401
Danone SA	17,577	1,548,297
Dassault Aviation SA	802	1,137,205
Dassault Systemes SE	14,263	2,035,593
Eiffage SA	6,911	716,439
Faurecia SE	11,757	558,267
Hermes International	6,587	4,552,442
Ingenico Group SA	11,940	1,163,419
Klepierre SA, REIT	25,025	850,072
Legrand SA	23,328	1,665,789
L’Oreal SA	1,819	509,070
LVMH Moet Hennessy Louis Vuitton SE	45,965	18,292,807
Peugeot SA	419,186	10,455,191
Publicis Groupe SA	125,047	6,149,507
Safran SA	29,415	4,631,650
Sanofi	100,047	9,285,271
Sartorius Stedim Biotech	3,230	452,135
Schneider Electric SE	50,155	4,397,402
Societe Generale SA	197,527	5,416,446
TOTAL SA	66,099	3,446,712
Vinci SA	44,499	4,791,002
Vivendi SA	156,350	4,288,213
		123,493,751
Germany — 6.1%
adidas AG	43,797	13,632,463
Allianz SE	75,285	17,547,520
Bayer AG	44,344	3,124,858
Deutsche Telekom AG	199,625	3,350,040
E.ON SE	137,816	1,339,583
Evonik Industries AG	18,113	448,207
Fraport AG Frankfurt Airport Services Worldwide	22,820	1,937,203
Fresenius Medical Care AG & Co. KGaA	19,359	1,302,322
Fresenius SE & Co. KGaA	52,117	2,438,808
HeidelbergCement AG	104,621	7,575,845
Henkel AG & Co. KGaA	9,237	845,766
LANXESS AG	11,847	724,378
Merck KGaA	4,855	546,653
MTU Aero Engines AG	35,620	9,479,796
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,003	3,363,952
Puma SE	82,918	6,425,121
SAP SE	28,626	3,367,977
A1

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Telefonica Deutschland Holding AG	179,940	$ 502,387
Zalando SE, 144A*	11,506	528,242
		78,481,121
Hong Kong — 3.0%
AIA Group Ltd.	927,000	8,767,124
CK Asset Holdings Ltd.	238,000	1,612,028
CK Hutchison Holdings Ltd.	770,000	6,805,580
Henderson Land Development Co. Ltd.	919,200	4,282,140
HKT Trust & HKT Ltd.	345,000	547,638
Hongkong Land Holdings Ltd.	782,000	4,399,440
Melco Resorts & Entertainment Ltd., ADR	22,700	440,607
Swire Pacific Ltd. (Class A Stock)	690,000	6,457,329
Swire Properties Ltd.	164,200	516,633
WH Group Ltd., 144A	784,500	704,313
Wharf Real Estate Investment Co. Ltd.	474,000	2,591,053
Wheelock & Co. Ltd.	169,000	966,707
		38,090,592
Ireland — 0.4%
AerCap Holdings NV*	31,400	1,719,150
CRH PLC	74,571	2,567,472
Flutter Entertainment PLC	7,479	698,523
		4,985,145
Israel — 0.8%
Bank Leumi Le-Israel BM	135,228	962,179
Check Point Software Technologies Ltd.*	11,300	1,237,350
Israel Chemicals Ltd.	595,630	2,958,398
Israel Discount Bank Ltd. (Class A Stock)	789,535	3,469,079
Mizrahi Tefahot Bank Ltd.	20,642	513,243
Nice Ltd.*	10,509	1,538,902
		10,679,151
Italy — 3.0%
Assicurazioni Generali SpA	99,172	1,923,665
Enel SpA	1,960,438	14,653,465
Eni SpA	67,862	1,037,917
Ferrari NV	10,834	1,674,911
Moncler SpA	15,710	560,505
Poste Italiane SpA, 144A	563,267	6,409,049
Recordati SpA	11,239	482,215
Snam SpA	1,232,755	6,225,712
Telecom Italia SpA*	6,104,857	3,489,731
UnipolSai Assicurazioni SpA	909,237	2,417,303
		38,874,473
Japan — 24.4%
ABC-Mart, Inc.	19,900	1,267,800
Advantest Corp.	77,800	3,463,584
Alfresa Holdings Corp.	141,200	3,169,010
Amada Holdings Co. Ltd.	535,500	5,812,557
Asahi Group Holdings Ltd.	187,200	9,300,327
Asahi Kasei Corp.	114,200	1,131,829
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Astellas Pharma, Inc.	743,700	$ 10,644,727
Bandai Namco Holdings, Inc.	20,000	1,250,108
Central Japan Railway Co.	13,000	2,680,251
Chubu Electric Power Co., Inc.	141,900	2,060,205
Chugai Pharmaceutical Co. Ltd.	23,700	1,847,916
Credit Saison Co. Ltd.	38,000	512,219
Daiichi Sankyo Co. Ltd.	50,300	3,187,025
Daiwa House Industry Co. Ltd.	50,400	1,644,954
East Japan Railway Co.	27,200	2,602,542
Eisai Co. Ltd.	23,300	1,190,255
FamilyMart Co. Ltd.	22,900	558,856
Fast Retailing Co. Ltd.	16,700	9,966,059
FUJIFILM Holdings Corp.	211,200	9,313,633
Fujitsu Ltd.	6,000	482,374
Hikari Tsushin, Inc.	9,200	1,998,908
Hitachi Ltd.	225,700	8,458,929
Hoya Corp.	34,600	2,835,986
Isuzu Motors Ltd.	50,000	553,071
ITOCHU Corp.	330,600	6,841,103
Itochu Techno-Solutions Corp.	17,500	465,338
Japan Post Bank Co. Ltd.	51,900	504,792
Japan Post Holdings Co. Ltd.	139,200	1,286,193
Japan Retail Fund Investment Corp., REIT	243	514,056
Japan Tobacco, Inc.	109,700	2,403,504
Kamigumi Co. Ltd.	124,700	2,835,679
Kansai Electric Power Co., Inc. (The)	797,900	8,938,938
Kao Corp.	42,900	3,185,220
KDDI Corp.	487,600	12,728,668
Keisei Electric Railway Co. Ltd.	12,000	495,053
Kirin Holdings Co. Ltd.	38,500	816,476
Kyowa Kirin Co. Ltd.	25,900	506,087
Marubeni Corp.	74,200	495,255
McDonald’s Holdings Co. Japan Ltd.(a)	10,200	494,208
Medipal Holdings Corp.	220,700	4,937,272
Mitsubishi Chemical Holdings Corp.	68,700	491,920
Mitsubishi Estate Co. Ltd.	110,000	2,131,016
Mitsubishi Gas Chemical Co., Inc.	69,000	928,317
Mitsubishi Heavy Industries Ltd.	162,500	6,391,101
Mitsubishi UFJ Financial Group, Inc.	2,915,300	14,849,018
Mitsubishi UFJ Lease & Finance Co. Ltd.	546,600	3,179,083
Mitsui & Co. Ltd.	677,700	11,130,006
Mitsui OSK Lines Ltd.	111,600	2,842,451
NEC Corp.	126,400	5,367,025
Nippon Building Fund, Inc., REIT	150	1,152,520
Nippon Express Co. Ltd.	9,500	486,773
Nippon Paint Holdings Co. Ltd.	12,900	677,406
Nippon Telegraph & Telephone Corp.	241,700	11,548,432
Nomura Research Institute Ltd.	40,000	801,184
NTT DOCOMO, Inc.	160,600	4,108,227
Obayashi Corp.	728,700	7,300,581
Obic Co. Ltd.	84,800	9,727,162
Oji Holdings Corp.	105,200	493,925
Oriental Land Co. Ltd.	40,400	6,168,943
ORIX Corp.	116,400	1,742,698
Otsuka Corp.	12,900	516,386
Rakuten, Inc.	333,400	3,307,518

A2

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Recruit Holdings Co. Ltd.	120,900	$ 3,698,023
Resona Holdings, Inc.	188,900	813,941
Ricoh Co. Ltd.	59,500	538,726
SBI Holdings, Inc.	22,000	473,577
Seibu Holdings, Inc.	40,000	698,757
Sekisui House Ltd.	55,600	1,098,134
SG Holdings Co. Ltd.	18,000	440,694
Shimizu Corp.	431,800	3,918,709
Shin-Etsu Chemical Co. Ltd.	32,900	3,551,602
Shinsei Bank Ltd.	33,900	495,193
Shionogi & Co. Ltd.	129,700	7,232,483
Showa Denko KK	63,500	1,680,193
Sony Corp.	115,200	6,818,619
Subaru Corp.	54,400	1,541,230
Sumitomo Corp.	105,500	1,654,365
Sumitomo Dainippon Pharma Co. Ltd.	27,000	446,839
Sumitomo Mitsui Financial Group, Inc.	329,800	11,313,958
Sumitomo Mitsui Trust Holdings, Inc.	49,500	1,794,484
Sumitomo Realty & Development Co. Ltd.	31,000	1,183,628
Suzuken Co. Ltd.	86,100	4,639,844
Taisei Corp.	18,100	704,729
Taiyo Nippon Sanso Corp.	24,500	497,911
Teijin Ltd.	26,600	513,699
Toho Co. Ltd.	12,900	567,602
Tokio Marine Holdings, Inc.	60,400	3,241,077
Tokyo Electron Ltd.	39,800	7,645,030
Tokyo Gas Co. Ltd.	35,900	906,147
Tokyu Corp.	43,800	824,429
Toppan Printing Co. Ltd.	31,000	551,668
Tosoh Corp.	36,200	483,602
Toyo Suisan Kaisha Ltd.	12,000	482,737
Toyota Industries Corp.	40,400	2,331,235
Toyota Motor Corp.	120,800	8,108,474
Toyota Tsusho Corp.	19,100	619,545
USS Co. Ltd.	25,200	491,391
West Japan Railway Co.	34,700	2,939,081
		313,664,015
Luxembourg — 0.6%
ArcelorMittal	587,103	8,341,215
Macau — 0.1%
Galaxy Entertainment Group Ltd.	123,000	766,829
Sands China Ltd.	214,400	972,925
		1,739,754
Netherlands — 4.6%
Adyen NV, 144A*	8,610	5,669,477
Aegon NV	200,046	831,879
ASML Holding NV	5,609	1,393,982
EXOR NV	9,882	662,436
Koninklijke Ahold Delhaize NV	404,397	10,109,550
Koninklijke Philips NV	83,060	3,852,484
NN Group NV	173,608	6,160,678
Royal Dutch Shell PLC (Class A Stock)	393,040	11,518,937
Royal Dutch Shell PLC (Class B Stock)	338,953	9,990,103
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
Wolters Kluwer NV	118,288	$ 8,643,774
		58,833,300
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	49,891	539,682
Norway — 0.8%
DNB ASA	410,515	7,229,767
Orkla ASA	69,876	635,489
Telenor ASA	67,041	1,343,969
Yara International ASA	16,627	716,816
		9,926,041
Singapore — 1.7%
CapitaLand Mall Trust, REIT	247,000	469,930
DBS Group Holdings Ltd.	475,700	8,608,025
Oversea-Chinese Banking Corp. Ltd.	103,200	810,186
Singapore Exchange Ltd.	898,100	5,507,153
United Overseas Bank Ltd.	113,700	2,111,176
Wilmar International Ltd.	1,617,900	4,362,020
		21,868,490
South Africa — 0.9%
Anglo American PLC	487,042	11,181,980
Spain — 3.0%
ACS Actividades de Construccion y Servicios SA	158,607	6,340,621
Aena SME SA, 144A	34,113	6,248,910
Banco Bilbao Vizcaya Argentaria SA	2,203,058	11,481,585
Iberdrola SA	677,759	7,047,899
Repsol SA	458,623	7,168,454
		38,287,469
Sweden — 2.7%
Assa Abloy AB (Class B Stock)	88,657	1,972,982
Atlas Copco AB (Class A Stock)	59,858	1,841,163
Atlas Copco AB (Class B Stock)	34,587	936,694
Boliden AB	24,486	563,775
Epiroc AB (Class A Stock)	58,931	638,467
Essity AB (Class B Stock)	53,907	1,571,461
Hennes & Mauritz AB (Class B Stock)	72,899	1,412,981
ICA Gruppen AB	11,463	529,106
Industrivarden AB (Class C Stock)	21,961	480,790
Lundin Petroleum AB	25,000	750,341
Sandvik AB	98,540	1,533,325
Skandinaviska Enskilda Banken AB (Class A Stock)	794,427	7,303,606
Skanska AB (Class B Stock)	30,399	615,324
SKF AB (Class B Stock)	33,063	545,767
Swedbank AB (Class A Stock)	80,650	1,161,544
Swedish Match AB	15,389	636,455
Telefonaktiebolaget LM Ericsson (Class B Stock)	273,900	2,185,872
Volvo AB (Class B Stock)	751,864	10,562,211
		35,241,864
Switzerland — 8.2%
Adecco Group AG	12,905	714,026

A3

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Alcon, Inc.*	26,380	$ 1,538,362
Chocoladefabriken Lindt & Spruengli AG	97	715,546
Chocoladefabriken Lindt & Spruengli AG	9	743,912
EMS-Chemie Holding AG	840	523,177
Givaudan SA	184	513,874
Nestle SA	274,545	29,775,200
Novartis AG	289,189	25,048,633
Roche Holding AG	97,788	28,479,297
Sonova Holding AG	12,711	2,952,980
STMicroelectronics NV	59,529	1,151,795
Swiss Life Holding AG	3,080	1,473,072
Swisscom AG	2,275	1,122,747
Temenos AG*	7,197	1,205,018
Zurich Insurance Group AG	26,034	9,960,570
		105,918,209
United Kingdom — 14.7%
3i Group PLC	550,924	7,892,451
Ashtead Group PLC	171,206	4,768,575
AstraZeneca PLC	16,862	1,504,235
Auto Trader Group PLC, 144A	1,035,462	6,488,346
Aviva PLC	355,110	1,741,176
BAE Systems PLC	215,946	1,510,371
Barclays PLC	6,394,085	11,799,414
Barratt Developments PLC	300,032	2,388,895
Berkeley Group Holdings PLC	52,452	2,690,680
BP PLC	752,369	4,765,352
British American Tobacco PLC	307,574	11,347,503
British Land Co. PLC (The), REIT	78,587	565,091
Burberry Group PLC	45,023	1,201,504
Coca-Cola European Partners PLC	144,500	8,012,525
Compass Group PLC	195,294	5,026,244
Diageo PLC	242,439	9,908,692
Fiat Chrysler Automobiles NV	284,338	3,683,588
GlaxoSmithKline PLC	445,033	9,520,887
Halma PLC	237,780	5,754,834
HSBC Holdings PLC	850,008	6,522,540
Imperial Brands PLC	371,930	8,344,234
Informa PLC	108,984	1,141,141
Intertek Group PLC	33,460	2,255,367
J Sainsbury PLC	2,399,995	6,473,092
Land Securities Group PLC, REIT	63,744	671,083
Legal & General Group PLC	3,291,299	10,050,795
London Stock Exchange Group PLC	27,160	2,441,281
Meggitt PLC	68,663	533,603
Melrose Industries PLC	393,799	975,631
Micro Focus International PLC	38,520	536,291
Next PLC	15,098	1,147,112
Pearson PLC(a)	422,154	3,830,535
Reckitt Benckiser Group PLC	10,031	781,922
RELX PLC	297,134	7,048,760
Rentokil Initial PLC	165,519	951,880
Segro PLC, REIT	94,539	943,038
Smith & Nephew PLC	169,091	4,075,499
Spirax-Sarco Engineering PLC	6,647	639,802
Tesco PLC	912,410	2,699,986
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Unilever NV	255,012	$ 15,338,130
Unilever PLC	111,137	6,675,822
Vodafone Group PLC	512,131	1,020,361
Wm Morrison Supermarkets PLC	892,890	2,197,673
WPP PLC	115,632	1,445,443
		189,311,384
United States — 0.6%
CyberArk Software Ltd.*	76,500	7,636,230
QIAGEN NV*	19,981	657,584
		8,293,814

Total Common Stocks (cost $1,204,162,872)		1,227,731,013
Exchange-Traded Fund — 0.8%
iShares MSCI EAFE ETF(a)	155,016	10,108,593
(cost $9,980,101)
Preferred Stocks — 1.1%
Germany
Henkel AG & Co. KGaA (PRFC)	15,398	1,522,570
Porsche Automobil Holding SE (PRFC)	126,689	8,242,768
Sartorius AG (PRFC)	7,480	1,365,438
Volkswagen AG (PRFC)	16,926	2,878,120

Total Preferred Stocks (cost $14,491,874)		14,008,896

Total Long-Term Investments (cost $1,228,634,847)		1,251,848,502
Short-Term Investments — 2.6%
Affiliated Mutual Funds — 2.5%
PGIM Core Ultra Short Bond Fund(w)	20,668,550	20,668,550
PGIM Institutional Money Market Fund (cost $11,115,078; includes $11,093,277 of cash collateral for securities on loan)(b)(w)	11,112,932	11,114,044

Total Affiliated Mutual Funds (cost $31,783,628)		31,782,594

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
1.913%	12/19/19	2,000	1,992,428
(cost $1,991,646)

Total Short-Term Investments (cost $33,775,274)			33,775,022

TOTAL INVESTMENTS—99.8% (cost $1,262,410,121)			1,285,623,524

Other assets in excess of liabilities — 0.2%			2,339,424

Net Assets — 100.0%			$1,287,962,948

A4

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,845,002; cash collateral of $11,093,277 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
355	Mini MSCI EAFE Index	Dec. 2019	$33,696,600	$(177,890)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5